Segment Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 7,258	$ 6,794
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	$ 24	$ 22